Rule 497(e)
                                                             File Nos. 333-01153



                            SCHWAB SELECT ANNUITY(R)

                        SUPPLEMENT DATED JANUARY 19, 2004
                 To the Prospectus dated April 30, 2004 for the
                        Variable Annuity-1 Series Account
                 of Great-West Life & Annuity Insurance Company

Please note the following changes to the Prospectus.

Effective on or about April 8, 2005 (the "Reorganization Date"), the Strong Multi Cap Value Fund II will be reorganized into a new Wells Fargo Fund and renamed the WFVT Multi Cap Value Fund.

This change should be reflected on pages 3, 18 and 37 and Appendices A and D of the Prospectus.

Effective on the Reorganization Date, Wells Fargo Funds Management, LLC ("Funds Management") will become the investment advisor for the WFVT Multi Cap Value Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, located in San Francisco, California, will become the sub-advisor for the WFVT Multi Cap Value Fund.

This change should be reflected on page 18 of the Prospectus.

Effective on the Reorganization Date, the investment objective of the reorganized fund will change. The investment objective for the WFVT Multi Cap Value Fund, set forth below, should be reflected on page 18 of the Prospectus.

"The Fund seeks capital appreciation by investing in equity securities that the Fund's manager believes are undervalued relative to the market based on discounted earnings, cash flow or asset value. The Fund may invest in equity securities of companies of any market capitalization, and at times the Fund may emphasize one or more particular sectors. The Fund's manager specifically looks for companies whose prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan, industry consolidation or positive timing in the business cycle. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock or (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Under normal circumstances, the Fund invests: at least 80% of total assets in equity securities; up to 30% in total assets in foreign securities; and up to 30% of total assets in options."

Effective as of the close of the market on the last business day before the Reorganization Date, the Sub-Account investing in the Strong Multi Cap Value Fund II will be closed to new Contributions and Transfers in. "Closed to new Contributions and Transfers in" means you will not be able to allocate any amounts (either through initial Contribution, Transfers or additional Contribution) to the Strong Multi Cap Value Fund II.

If you have any amount in the Sub-Account that invests in the Strong Multi Cap Value Fund II, you may do the following (subject to the terms and conditions contained in the Prospectus):

o Transfer amounts out of the Sub-Account into other Sub-Accounts; o withdraw amounts from the Sub-Account; and o maintain your current investment in the Sub-Account.

Please note: If you have given us allocation instructions for Contributions or other purposes (for example, dollar cost averaging or periodic account value rebalancing under the rebalancer option) directing us to invest in this Sub-Account, you need to provide us with new instructions for amounts that would have otherwise gone into this Sub-Account. If you do not provide new instructions, any scheduled contributions to this Sub-Account on or after the Reorganization Date will be allocated to the Schwab Money Market Portfolio Sub-Account.

As always, the availability of any Portfolio as an investment option is subject to change. See the Prospectus for more information concerning the addition, deletion or substitution of Portfolios.

The following paragraph is added to the section "The Portfolios" on page 3 of the Prospectus:

"The Sub-Account of Variable Annuity-1 Series Account that invests in Strong Multi Cap Value Fund II is closed to new contributions and transfers in effective on or about April 8, 2005."

Effective on the Reorganization Date, the management fees for the WFVT Multi Cap Value Fund will change. Appendix D of the Prospectus is hereby replaced with the revised Appendix D below, which reflects the revised management fees of the WFVT Multi Cap Value Fund.

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        Appendix D--Expenses of Each Sub-Account's Underlying Portfolio
               (as a percentage of Portfolio average net assets, before and after fee waivers and expense reimbursements as of December 31, 2003)


                                 Management      Other     12b-1    Total Portfolio     Total Fee   Total Portfolio
                                 Fees            fees      fees     Expenses Before     Waivers     Expenses After
                                                                    Fee Waivers                     Fee Waivers

AIM V.I. High Yield Fund -       0.63%           0.43%     0.00%    1.06%               0.01%       1.05%
Series I Shares (formerly
INVESCO VIF High Yield Fund)
AIM V.I. Core Stock Fund -       0.75%           0.38%     0.00%    1.13%               0.00%       1.13%
Series I Shares (formerly
INVESCO VIF Core Equity Fund)
AIM V.I. Technology Fund -       0.75%           0.41%     0.00%    1.16%               0.00%       1.16%
Series I Shares (formerly
INVESCO VIF Technology Fund)
Alger American Growth            0.75%           0.10%     0.00%    0.85%               0.00%       0.85%
Portfolio - Class O Shares
Alger American MidCap Growth     0.80%           0.13%     0.00%    0.93%               0.00%       0.93%
Portfolio - Class O Shares
AllianceBernstein VP Utility     0.75%           0.73%     0.00%    1.48%               0.20%       1.28%
Income Portfolio - Class A
Shares
American Century VP Balanced     0.90%           0.00%     0.00%    0.90%               0.00%       0.90%
Fund - Original Class Shares
American Century VP              1.33%           0.01%     0.00%    1.34%               0.00%       1.34%
International Fund - Original
Class Shares
American Century VP Value Fund   0.95%           0.00%     0.00%    0.95%               0.00%       0.95%
- Original Class Shares
Baron Capital Asset Fund:        1.00%           0.19%     0.25%    1.44%               0.00%       1.44%
Insurance Shares
Delaware VIP Small Cap Value     0.75%           0.11%     0.00%    0.86%               0.00%       0.86%
Series - Standard Class
Dreyfus GVIT Mid Cap Index       0.40%           0.24%     0.25%    0.89%               0.00%       0.89%
Fund - Class II
Dreyfus Investment Portfolios    0.75%           0.07%     0.00%    0.82%               0.00%       0.82%
Midcap Stock Portfolio -
Initial Shares
Dreyfus VIF Appreciation         0.75%           0.05%     0.00%    0.80%               0.00%       0.80%
Portfolio - Initial Shares
Dreyfus VIF Developing Leaders   0.75%           0.07%     0.00%    0.82%               0.00%       0.82%
Portfolio - Initial Shares
Dreyfus VIF Growth and Income    0.75%           0.07%     0.00%    0.82%               0.00%       0.82%
Portfolio - Initial Shares
Federated American Leaders       0.75%           0.35%     0.00%    1.10%               0.25%       0.85%
Fund II - Primary Shares
Federated Fund for U.S.          0.60%           0.37%     0.00%    0.97%               0.25%       0.72%
Government Securities II
Federated Capital Income Fund    0.75%           0.60%     0.00%    1.35%               0.33%       1.02%
II
Janus Aspen Series Balanced      0.55%           0.02%     0.00%    0.57%               0.00%       0.57%
Portfolio - Institutional
Shares*
Janus Aspen Series Flexible      0.50%           0.04%     0.00%    0.54%               0.00%       0.54%
Income Portfolio -
Institutional Shares*
Janus Aspen Series Growth        0.64%           0.02%     0.00%    0.66%               0.00%       0.66%
Portfolio - Institutional
Shares*
Janus Aspen Series Growth and    0.62%           0.18%     0.00%    0.80%               0.00%       0.80%
Income Portfolio -
Institutional Shares*
Janus Aspen Series               0.64%           0.11%     0.00%    0.75%               0.00%       0.75%
International Growth Portfolio
- Institutional Shares*
Janus Aspen Series Worldwide     0.60%           0.06%     0.00%    0.66%               0.00%       0.66%
Growth Portfolio -
Institutional Shares*
Oppenheimer Global Securities    0.63%           0.04%     0.00%    0.67%               0.00%       0.67%
Fund/VA
PIMCO VIT High Yield Portfolio   0.25%           0.35%     0.00%    0.60%               0.00%       0.60%
PIMCO VIT Low Duration           0.25%           0.25%     0.00%    0.50%               0.00%       0.50%
Portfolio
Prudential Series Fund Equity    0.45%           0.19%     0.25%    0.89%               0.00%       0.89%
Portfolio -- Class II
Pioneer Fund VCT (formerly the   0.65%           0.11%     0.00%    0.76%               0.00%       0.76%
SAFECO RST Core Equity
Portfolio) Class I **
Pioneer Fund (formerly the       0.50%           0.34%     0.25%    1.09%               0.00%       1.09%
SAFECO RST Core Equity
Portfolio) Class A**
Pioneer Growth Opportunities     0.74%           0.06%     0.00%    0.80%               0.01%       0.79%
VCT  (formerly the SAFECO RST
Growth Opportunities
Portfolio) Class I**
Pioneer Growth Opportunities     0.65%           0.39%     0.25%    1.29%               0.00%       1.29%
Fund (formerly the SAFECO RST
Growth Opportunities
Portfolio) Class A**
Pioneer Small Cap Value VCT      0.75%           0.27%     0.00%    1.02%               0.01%       1.01%
II  (formerly the SAFECO RST
Small-Cap Value Portfolio)
Class I **
Pioneer Small Cap Value Fund     0.85%           0.56%     0.25%    1.66%               0.00%       1.66%
(formerly the SAFECO RST
Small-Cap Value Portfolio)
Class A**
Schwab MarketTrack Growth        0.44%           0.43%     0.00%    0.87%               0.37%       0.50%
Portfolio IITM
Schwab Money Market PortfolioTM  0.38%           0.06%     0.00%    0.44%               0.00%       0.44%
Schwab S&P 500 Portfolio         0.20%           0.12%     0.00%    0.32%               0.04%       0.28%
Scudder Variable Series I        0.47%           0.04%     0.00%    0.51%               0.00%       0.51%
Capital Growth Portfolio -
Class A Shares
Scudder Variable Series I        0.48%           0.11%     0.00%    0.59%               0.00%       0.59%
Growth and Income Portfolio -
Class A Shares
Scudder VIT EAFE(R) Equity Index 0.45%           0.64%     0.00%    1.09%               0.44%       0.65%
Fund - Class A Shares
Scudder VIT Small Cap Index      0.35%           0.26%     0.00%    0.61%               0.16%       0.45%
Fund - Class A Shares
Universal Institutional Funds    0.80%           0.31%     0.00%    1.11%               0.01%       1.10%
U.S. Real Estate Portfolio - Class I Shares
WFVT Multi Cap Value Fund***     0.75%           0.36%     0.25%    1.36%               0.22%       1.14%


*The Janus Aspen Series funds fees' are as of July 1, 2004. The period from January 1, 2004 through June 30, 2004 does not reflect these lowered fees.

**The fees shown are effective December 13, 2004. The period from January 1, 2004 through December 10, 2004 does not reflect these new fees.

***Wells Fargo Funds Management, LLC has committed through at least April 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's Total Portfolio Expenses After Fee Waivers. This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated April 30, 2004.

               Please keep this supplement for future reference.